INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2017
Income Taxes [Abstract]
Components of tax expense

	For the year ended December 31,
	2017	2016	2015
Tax expense:
Current tax expense	(14,053)	(15,057)	(19,522)
Deferred tax benefit (1)	5,972	730	1,102
TOTAL INCOME TAX EXPENSE	(8,081)	(14,327)	(18,420)

(1)	As of December 31, 2017, includes 1,004 of deferred tax gain related to changes in tax rates.

Reconciliation of the statutory tax rate to the effective tax rate

	For the year ended December 31,
	2017	2016	2015
Profit before income tax	38,544	50,189	50,040
Tax rate (note 3.7.1.1)	35%	35%	35%
Income tax expense	(13,490)	(17,566)	(17,514)

Permanent differences
Argentine Software Promotion Regime (note 3.7.1.1)	3,541	7,189	15,037
Effect of different tax rates of subsidiaries operating in countries other than Argentina	2,019	1,069	1,362
Non-deductible expenses	1,187	2,301	1,184
Tax loss carry forward not recognized	(374)	(878)	(1,681)
Exchange difference	(860)	(6,593)	(17,560)
Other	(104)	151	752
INCOME TAX EXPENSE RECOGNIZED IN PROFIT AND LOSS	(8,081)	(14,327)	(18,420)

Deferred tax assets
The roll forward of the deferred tax assets/(liabilities) presented in the consolidated financial position is as follows:

	Opening	Recognised in	Recognised	Acquisitions/	Closing
	balance	profit or loss	directly in equity	disposals	balance
Deferred tax assets/(liabilities) in relation to:
Share-based compensation plan	4,919	1,026	1,400	(1,573)	5,772
Provision for vacation and bonus	1,339	(30)	—	—	1,309
Intercompany trade payables	—	3,126	—	—	3,126
Property and equipment	(298)	1,054	—	—	756
Contingencies	31	(31)	—	—	—
Others	(39)	(143)	—	—	(182)
Subtotal	5,952	5,002	1,400	(1,573)	10,781
Loss carryforward	1,739	970	—	(304)	2,405
TOTAL	7,691	5,972	1,400	(1,877)	13,186

	As of December 31,
	2017	2016
Share-based compensation plan	5,772	4,919
Provision for vacation and bonus	1,309	1,339
Intercompany trade payables	3,126	—
Property and equipment	756	(298)
Contingencies	—	31
Others	(182)	(39)
Loss carryforward (1)	2,405	1,739
TOTAL DEFERRED TAX ASSETS	13,186	7,691

(1)	As of December 31, 2017 and 2016, the detail of the loss carryforward is as follows:

	2017		2016
Company	Loss carryforward	Expiration date	Loss carryforward	Expiration date
Globant S.A.	737	2035	—	—
Dynaflows S.A.	80	2020	17	2020
Globant Brasil Consultoría Ltda. (2)	1,219	does not expire	1,235	does not expire
We Are London Limited	253	does not expire	—	—
Sistemas UK Limited	116	does not expire	105	does not expire
Sistemas Globales Chile Ases. Ltda.	—	—	101	does not expire
Globant LLC	—	—	274	does not expire
Software Product Creation S.L.	—	—	7	does not expire
	2,405		1,739

(2)	The amount of the carryforward that can be utilized for Globant Brasil Consultoría Ltda. is limited to 30% of taxable income in each carryforward year.